Long-Term Liabilities - Schedule of Government Grant Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Government Grant Balances [Abstract]
Balance at beginning	$ 442	$ 412
Grants received during the year
Liability revaluation	115	30
Balance at ending	$ 557	$ 442